JPMorgan Hedged Equity 2 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS — 95.8%
Aerospace & Defense — 0.8%
Northrop Grumman Corp.	22	7,973
Raytheon Technologies Corp.	139	11,918

		19,891

Air Freight & Logistics — 1.2%
FedEx Corp.	49	10,791
United Parcel Service, Inc., Class B	90	16,448

		27,239

Airlines — 0.3%
Southwest Airlines Co. *	124	6,381

Auto Components — 0.3%
Aptiv plc *	16	2,326
Magna International, Inc. (Canada)	56	4,210

		6,536

Automobiles — 1.9%
General Motors Co. *	100	5,291
Tesla, Inc. *	49	38,235

		43,526

Banks — 4.2%
Bank of America Corp.	298	12,639
Citigroup, Inc.	237	16,636
Comerica, Inc.	32	2,585
Fifth Third Bancorp	173	7,325
Regions Financial Corp.	335	7,142
SVB Financial Group *	6	3,678
Truist Financial Corp.	156	9,141
US Bancorp	219	13,036
Wells Fargo & Co.	556	25,793

		97,975

Beverages — 1.2%
Coca-Cola Co. (The)	382	20,026
Constellation Brands, Inc., Class A	36	7,623

		27,649

Biotechnology — 2.2%
AbbVie, Inc.	218	23,507
Biogen, Inc. *	20	5,630
Moderna, Inc. *	9	3,623
Regeneron Pharmaceuticals, Inc. *	16	9,650
Vertex Pharmaceuticals, Inc. *	45	8,202

		50,612

Building Products — 1.2%
Johnson Controls International plc	125	8,512
Masco Corp.	78	4,316
Trane Technologies plc	84	14,580

		27,408

Capital Markets — 3.3%
Goldman Sachs Group, Inc. (The)	31	11,533
Intercontinental Exchange, Inc.	58	6,679
Morgan Stanley	122	11,837
S&P Global, Inc.	49	20,889
State Street Corp.	158	13,369
T. Rowe Price Group, Inc.	62	12,158

		76,465

Chemicals — 1.8%
Air Products and Chemicals, Inc.	12	3,180
Celanese Corp.	22	3,264
DuPont de Nemours, Inc.	96	6,502
Eastman Chemical Co.	100	10,094
Linde plc (United Kingdom)	23	6,867
LyondellBasell Industries NV, Class A	16	1,531
PPG Industries, Inc.	77	10,953

		42,391

Commercial Services & Supplies — 0.1%
Cintas Corp.	7	2,475

Communications Equipment — 0.3%
Cisco Systems, Inc.	121	6,581
Motorola Solutions, Inc.	6	1,410

		7,991

Consumer Finance — 0.4%
Capital One Financial Corp.	53	8,549

Containers & Packaging — 0.2%
Crown Holdings, Inc.	24	2,469
Westrock Co.	66	3,266

		5,735

Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B *	122	33,431
Voya Financial, Inc.	23	1,406

		34,837

Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc.	149	8,041

Electric Utilities — 1.8%
Entergy Corp.	90	8,961
Evergy, Inc.	111	6,882
NextEra Energy, Inc.	221	17,368
Xcel Energy, Inc.	142	8,868

		42,079

Electrical Equipment — 0.7%
Eaton Corp. plc	104	15,521

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., Class A	36	2,629

Entertainment — 1.1%
Netflix, Inc. *	32	19,434
Walt Disney Co. (The) *	34	5,749

		25,183

Equity Real Estate Investment Trusts (REITs) — 2.4%
Camden Property Trust	44	6,491
Equinix, Inc.	9	7,314
Equity LifeStyle Properties, Inc.	59	4,587
Host Hotels & Resorts, Inc. *	121	1,976
Kimco Realty Corp.	163	3,388
Prologis, Inc.	114	14,354
SBA Communications Corp.	12	4,075
Sun Communities, Inc.	32	5,840
UDR, Inc.	18	965
Ventas, Inc.	126	6,947

		55,937

Food & Staples Retailing — 0.2%
Costco Wholesale Corp.	13	5,686

JPMorgan Hedged Equity 2 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Food Products — 0.5%
Mondelez International, Inc., Class A	193	11,212

Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	124	14,667
ABIOMED, Inc. *	3	899
Becton Dickinson and Co.	27	6,608
Boston Scientific Corp. *	218	9,445
Danaher Corp.	24	7,398
Dexcom, Inc. *	6	3,184
Intuitive Surgical, Inc. *	4	4,133
Medtronic plc	156	19,573
Zimmer Biomet Holdings, Inc.	76	11,138

		77,045

Health Care Providers & Services — 2.5%
AmerisourceBergen Corp.	20	2,432
Anthem, Inc.	49	18,201
Centene Corp. *	83	5,186
CVS Health Corp.	51	4,353
UnitedHealth Group, Inc.	75	29,167

		59,339

Hotels, Restaurants & Leisure — 1.1%
Booking Holdings, Inc. *	4	10,048
Hilton Worldwide Holdings, Inc. *	47	6,216
Royal Caribbean Cruises Ltd. *	14	1,207
Yum! Brands, Inc.	63	7,672

		25,143

Household Durables — 0.6%
DR Horton, Inc.	9	726
Lennar Corp., Class A	102	9,550
Toll Brothers, Inc.	49	2,703

		12,979

Household Products — 1.4%
Kimberly-Clark Corp.	56	7,359
Procter & Gamble Co. (The)	190	26,588

		33,947

Industrial Conglomerates — 0.3%
Honeywell International, Inc.	34	7,283

Insurance — 1.9%
American International Group, Inc.	102	5,579
Chubb Ltd.	62	10,753
Hartford Financial Services Group, Inc. (The)	111	7,825
Progressive Corp. (The)	133	12,019
Prudential Financial, Inc.	48	4,999
Travelers Cos., Inc. (The)	15	2,350

		43,525

Interactive Media & Services — 7.0%
Alphabet, Inc., Class A *	24	64,079
Alphabet, Inc., Class C *	18	49,100
Facebook, Inc., Class A *	151	51,401
ZoomInfo Technologies, Inc., Class A *	54	3,304

		167,884

Internet & Direct Marketing Retail — 4.2%
Amazon.com, Inc. * (a)	30	99,471

IT Services — 4.7%
Accenture plc, Class A	92	29,365
Fiserv, Inc. *	26	2,858
FleetCor Technologies, Inc. *	28	7,310
Mastercard, Inc., Class A	88	30,749
PayPal Holdings, Inc. *	33	8,493
Shopify, Inc., Class A (Canada) *	2	3,354
Visa, Inc., Class A	130	28,946

		111,075

Life Sciences Tools & Services — 1.4%
Illumina, Inc. *	12	4,699
Thermo Fisher Scientific, Inc.	45	25,526
Waters Corp. *	4	1,529

		31,754

Machinery — 2.0%
Deere & Co.	59	19,868
Ingersoll Rand, Inc. *	70	3,550
Otis Worldwide Corp.	26	2,136
Parker-Hannifin Corp.	32	8,808
Stanley Black & Decker, Inc.	74	13,022

		47,384

Media — 1.4%
Altice USA, Inc., Class A *	42	871
Charter Communications, Inc., Class A *	14	10,027
Comcast Corp., Class A	366	20,449
Fox Corp., Class A	15	582

		31,929

Metals & Mining — 0.1%
Freeport-McMoRan, Inc.	77	2,498

Multiline Retail — 0.8%
Dollar General Corp.	9	1,988
Dollar Tree, Inc. *	43	4,148
Target Corp.	53	12,072

		18,208

Multi-Utilities — 0.5%
CenterPoint Energy, Inc.	254	6,260
DTE Energy Co.	14	1,569
Sempra Energy	38	4,816

		12,645

Oil, Gas & Consumable Fuels — 2.7%
Cabot Oil & Gas Corp.	29	642
Cheniere Energy, Inc. *	30	2,900
Chevron Corp.	118	12,019
ConocoPhillips	142	9,626
Diamondback Energy, Inc.	96	9,124
EOG Resources, Inc.	79	6,360
Phillips 66	51	3,592
Pioneer Natural Resources Co.	64	10,654
Williams Cos., Inc. (The)	336	8,703

		63,620

Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	24	7,328

Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	333	19,678
Eli Lilly & Co.	89	20,471
Johnson & Johnson	177	28,561
Merck & Co., Inc.	155	11,648
Pfizer, Inc.	64	2,746

		83,104

Professional Services — 0.4%
Booz Allen Hamilton Holding Corp.	34	2,719

JPMorgan Hedged Equity 2 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Leidos Holdings, Inc.	72	6,938

		9,657

Road & Rail — 0.9%
Lyft, Inc., Class A *	67	3,577
Norfolk Southern Corp.	47	11,253
Union Pacific Corp.	37	7,293

		22,123

Semiconductors & Semiconductor Equipment — 6.0%
Advanced Micro Devices, Inc. *	142	14,607
Analog Devices, Inc.	95	15,859
Applied Materials, Inc.	122	15,738
Intel Corp.	65	3,454
Lam Research Corp.	30	17,250
Microchip Technology, Inc.	29	4,525
Micron Technology, Inc.	28	1,962
NVIDIA Corp.	144	29,924
NXP Semiconductors NV (China)	56	10,979
QUALCOMM, Inc.	22	2,857
Texas Instruments, Inc.	121	23,268

		140,423

Software — 8.6%
Fortinet, Inc. *	9	2,578
Intuit, Inc.	46	25,018
Microsoft Corp.(a)	543	152,989
Oracle Corp.	103	8,971
salesforce.com, Inc. *	41	11,255
Workday, Inc., Class A *	19	4,716

		205,527

Specialty Retail — 3.3%
AutoZone, Inc.*	1	2,165
Best Buy Co., Inc.	92	9,770
Home Depot, Inc. (The)	54	17,832
Lowe’s Cos., Inc.	116	23,473
O’Reilly Automotive, Inc. *	25	15,437
TJX Cos., Inc. (The)	132	8,719

		77,396

Technology Hardware, Storage & Peripherals — 6.4%
Apple, Inc.(a)	992	140,436
Seagate Technology Holdings plc	108	8,945

		149,381

Textiles, Apparel & Luxury Goods — 0.8%
Carter’s, Inc.	26	2,542
NIKE, Inc., Class B	118	17,091

		19,633

Tobacco — 1.0%
Altria Group, Inc.	227	10,344
Philip Morris International, Inc.	136	12,872

		23,216

Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc. *	124	15,817

TOTAL COMMON STOCKS (Cost $2,227,396)		2,251,282

	NO. OF CONTRACTS
OPTIONS PURCHASED — 1.3%
PUT OPTIONS PURCHASED — 1.3%
Index Funds — 1.3%
S&P 500 Index 10/29/2021 at USD 4,160.00, European Style Notional Amount: USD 2,312,287 Counterparty: Exchange-Traded * (Cost $40,097)	5,368	29,658

	Shares (000)
SHORT-TERM INVESTMENTS — 2.5%
INVESTMENT COMPANIES — 2.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c) (Cost $58,656)	58,656	58,656

Total Investments — 99.6% (Cost $2,326,149)		2,339,596
Other Assets Less Liabilities — 0.4%		10,439

Net Assets — 100.0%		2,350,035

Percentages indicated are based on net assets.

JPMorgan Hedged Equity 2 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Abbreviations

USD	United States Dollar
(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2021.
*	Non-income producing security.

Futures contracts outstanding as of September 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	277	12/2021	USD	59,590	(898)

Abbreviations
USD	United States Dollar

Written Call Options Contracts as of September 30, 2021 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
S&P 500 Index	Exchange-Traded	5,368	USD 2,312,287	USD 4,530.00	10/29/2021	(3,113)

Written Put Options Contracts as of September 30, 2021 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
S&P 500 Index	Exchange-Traded	5,368	USD 2,312,287	USD 3,510.00	10/29/2021	(2,765)

Total Written Options Contracts (Premiums Received $41,601)						(5,878)

Abbreviations
USD	United States Dollar

JPMorgan Hedged Equity 2 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$2,339,596	$—	$—	$2,339,596

Depreciation in Other Financial Instruments
Futures Contracts(a)	$(898)	$—	$—	$(898)
Options Written(a)
Call Options Written	(3,113)	—	—	(3,113)
Put Options Written	(2,765)	—	—	(2,765)

Total Depreciation in Other Financial Instruments	$(6,776)	$—	$—	$(6,776)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

	For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2021	Shares at September 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	$82,933	$813,198	$837,475	$—	$—	$58,656	58,656	$4	$—

Total

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.